Popular, Inc. (Holding company only) financial information - Additional Information (Details) - Popular, Inc. Holding Co. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Method Investee
Dividends from subsidiaries / investment	$ 2.3	$ 2.3	$ 1.2
BHD
Dividends from subsidiaries / investment	$ 12.5	$ 13.0	$ 13.0